Share-Based Compensation - Summary Of Continuity RSUs (Detail) - Restricted share units [member]			12 Months Ended
	Mar. 31, 2023 shares yr	May 17, 2022 yr	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Disclosure Of Terms And Conditions Of Restricted Share based Payment Arrangement [Line Items]
Opening balance			144,682	0
Granted based on achievement of service and performance conditions	457,935	141,203	457,935	141,203
Dividend equivalents and other adjustments, net of cancellations and forfeitures			4,635	3,479
Ending balance	144,682		607,252	144,682